Distribution Received and Dividends Paid (Tables)	9 Months Ended
Sep. 30, 2014
Distributions Received and Dividends Paid [Abstract]
Schedule of Distributions Received [Table Text Block]
The following provides a summary of distributions received from Cheniere Partners during the nine months ended September 30, 2014:

Date Paid	Period Covered by Distribution	Distribution Per Common Unit	Total Distribution Received (in thousands)
August 14, 2014	April 1 - June 30, 2014	$0.425	$5,084
May 15, 2014	January 1 - March 31, 2014	0.425	5,084
February 14, 2014	October 1 - December 31, 2013	0.425	5,084

Schedule of Dividends Paid [Table Text Block]
The following provides a summary of dividends paid by us during the nine months ended September 30, 2014:

Date Paid	Period Covered by Dividend	Dividend Per Share	Total Dividend Paid (in thousands)
August 28, 2014	April 1 - June 30, 2014	$0.019	$4,402
May 30, 2014	January 1 - March 31, 2014	0.019	4,402
March 3, 2014	October 1 - December 31, 2013	0.017	3,939